Commitments and Contingencies (Details Narrative) - USD ($)								1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 21, 2024	Jun. 20, 2024	May 15, 2024	Aug. 30, 2023	Aug. 10, 2023	Mar. 29, 2023	Mar. 28, 2023	Mar. 31, 2023	Sep. 30, 2024	Dec. 31, 2023	Oct. 29, 2024	Apr. 01, 2024	Feb. 01, 2024	Dec. 01, 2023	Dec. 31, 2022
Underwriter waived							$ 5,400,000
Deferred underwriter commissions payable							8,400,000
Forgiveness of underwriting fee payable							273,110
Remainder underwriter fee							3,000,000.0
Deferred underwriter fee payable									$ 6,600,000	$ 6,600,000					$ 12,000,000
Deferred underwriting discount		$ 6,600,000						$ 1,000,000.0
Reimbursement of expenses					$ 300,000
Net proceeds					300,000
Other commitment					$ 3,000,000							$ 150,000	$ 100,000	$ 50,000
Common stock outstanding	2,200,000
Redemption shares									426,135		$ 426,135
Sponsor fund fees									375,000	600,000
Sponsor loaned									$ 375,000	$ 325,000
Outstanding capital									10	10
Reasonable attorney's fees									$ 5,000	$ 5,000
Common Stock [Member]
Stock of per share	$ 1.00
Business Combination Agreements [Member]
Sponsor fees	$ 1,000,000
Odeon Capital Group LLC [Member]
Deferred underwriting discount								3,600,000
Alpha Modus [Member]
Common stock outstanding	6,145,000
Alpha Modus [Member] | Business Combination Agreements [Member]
Sponsor fees	$ 1,000,000
Janbella [Member]
Common stock shares issued	1,392,308
Cantor Fitzgerald Co [Member]
Common stock shares issued	210,000
Odeon Group LLC [Member]
Common stock shares issued	90,000
Michael Singer [Member]
Common stock shares issued	125,000
Class A Redeemable Shares [Member]
Underwriter fee allocated							$ 5,126,890
Common Class A [Member]
Share purchase agreement						2,500,000
Common stock outstanding	2,200,000
Sponsor share par value									$ 0.0001	$ 0.0001					$ 0.0001
Sponsor value									$ 510	$ 510
Common Class A [Member] | Common Stock [Member]
Common stock shares issued									5,619,080	6,100,945					24,000,000
Common Class A [Member] | Polar Multi Strategy Master Fund [Member]
Common stock shares issued									1
Series C Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock outstanding shares	7,500,000								7,500,000
Common Class B [Member]
Common stock shares issued									900,000	900,000					6,000,000
Sponsor share par value									$ 0.0001	$ 0.0001					$ 0.0001
Sponsor value									$ 90	$ 90					$ 600
Underwriting Agreement [Member]
Underwriters for deferred underwriting commissions price									$ 0.50	$ 0.50
Underwriters for deferred underwriting commissions									$ 12,000,000.0	$ 12,000,000.0
Deferred underwriting commissions									2,500,000	2,500,000
Deferred underwriting commission aggregate value									$ 14,500,000	14,500,000
Cantor Fee Modification Agreement [Member] | Agreement [Member]
Business combination shares		300,000
Subscription Agreement [Member]
Sponsor loaned										$ 600,000
Reduced amount			$ 1,000,000
Sponsor [Member]
Reduced amount			$ 975,000
IPO [Member]
Deferred underwriting discount								$ 2,600,000
IPO [Member] | Common Class A [Member]
Share purchase agreement						2,376,000
IPO [Member] | Underwriting Agreement [Member]
Underwriting discount, per unit									$ 0.20	$ 0.20
Underwriting discount									$ 4,800,000	$ 4,800,000
IPO [Member] | Forward Share Purchase Agreement [Member]
Share purchase agreement						2,376,000
Forward share purchase agreement						2,500,000
Sponsor [Member]
Sponsor fees				$ 1,000,000
Sponsor [Member] | Common Class A [Member]
Sponsor share par value									$ 0.1	$ 0.1
Sponsor value									$ 1	$ 1
Sponsor [Member] | Common Class B [Member]
Sponsor share par value									$ 0.1	$ 0.1
Sponsor value									$ 1	$ 1
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Stock option exercise price, increase										$ 0.70